INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense
Current	$ 853,819	$ 900,288	$ 1,962,873
Deferred	43,864	(41,291)	(319,200)
Income Tax Expense (Benefit), Total	897,683	858,997	1,643,673
Valuation allowance	0	0
Deferred tax assets
Allowance for loan losses	2,069,640	1,875,345
Other real estate owned	538,175	518,265
Nonaccrual loan interest	29,542	117,991
Accrued pension	319,314	330,783
Accrued expenses	161,500	214,880
Unrealized loss on securities		2,640,761
Other	76,427	71,566
Deferred tax liabilities
Unrealized gain on securities	(407,487)
Bank premises and equipment	(1,189,944)	(1,061,101)
FHLB stock	(1,193,642)	(1,343,242)
Prepaid expenses	(281,930)	(78,914)
Mortgage servicing rights	(410,968)	(456,922)
Core deposit intangibles	(60,180)	(103,360)
Low income housing investments	(166,844)	(148,470)
Other	(138,175)	(140,042)
Net deferred tax asset (liability)	$ (654,572)	$ 2,437,540